Non-controlling interest - Additional Information (Detail)	Feb. 28, 2010 USD ($)	Feb. 28, 2010 CNY (¥)
Noncontrolling Interest [Line Items]
Minority interest owned by shareholder, amount | $	$ 439,000
Xunlei Games Development (Shenzhen) Co., Ltd. [Member]
Noncontrolling Interest [Line Items]
Percentage of equity interest owned by parent	70.00%	70.00%
Minority interest owned by shareholder, percent	30.00%	30.00%
Minority interest owned by shareholder, amount | ¥		¥ 3,000,000